Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities were as follows at September 30, 2023 and December 31, 2022, respectively:

	September 30, 2023	December 31, 2022
Accounts payable	$1,068,078	$987,012
Accrued payroll	73,546	266,453
Accrued interest	-	3,014
Accounts payable and Accrued Liabilities	$1,141,624	$1,256,479

The Company had accounts payable and accrued liabilities as follows:

	December 31, 2022	December 31, 2021
Accounts Payable and Accrued Liabilities:
Accounts payable	$987,012	$491,598
Accrued payroll	266,453	82,080
Accrued expenses	-	5,687
Accrued interest	3,014	-
Total Accounts Payable and Accrued Liabilities	$1,256,479	$579,365